Pension Plans (Schedule Of Expected Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
United States
Defined Benefit Plan Disclosure [Line Items]
2018	$ 5
2019	5
2020	5
2021	5
2022	5
Years 2023 - 2027	25
Int’l
Defined Benefit Plan Disclosure [Line Items]
2018	56
2019	57
2020	58
2021	60
2022	61
Years 2023 - 2027	$ 327